Revenue from Contracts with Customers, Other Income and Relevant Contract Assets and Liabilities - Detail Explanation of Revenue And Other Income in the consolidated Statement of operations (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contracts with customers	₩ 26,063,185	₩ 25,432,727	₩ 24,712,128
Revenue from other sources	224,016	206,128	185,877
Other income (Note 26)	308,044	595,351	307,654
Operating revenue and other Income	₩ 26,595,245	₩ 26,234,206	₩ 25,205,659